DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2012
DiscontinuedOperationsAbstract
DISCONTINUED OPERATIONS
2.	DISCONTINUED OPERATIONS

On April 26, 2013, Newcastle announced that its board of directors had formally declared the distribution of shares of common stock of New Residential Investment Corp. (“New Residential,” NYSE: NRZ), a then wholly owned subsidiary of Newcastle. Following the spin-off, New Residential is an independent, publicly traded REIT primarily focused on investing in residential mortgage related assets. The spin-off transaction was effected as a taxable pro rata distribution by Newcastle of all the outstanding shares of common stock of New Residential to the stockholders of record of Newcastle at close of business day as of May 6, 2013. The stockholders of Newcastle as of the record date received one share of New Residential common stock for each share of Newcastle common stock held.

As a result of the May 15, 2013 spin-off, for all periods presented, the assets, liabilities and results of operations of those components of Newcastle’s operations that (i) were part of the spin-off, and (ii) represent operations in which Newcastle has no significant continuing involvement, are presented separately in discontinued operations in Newcastle’s consolidated financial statements. These components are primarily related to Excess MSRs for the periods presented herein.

Assets and liabilities of discontinued operations were as follows:

	December 31,
	2012	2011
Assets:
Investments in excess mortgage servicing rights at fair value	245,036	43,971
Cash & Cash Equivalents	—	9
Other Assets	33	6
Total Assets	245,069	43,986

Liabilities:

Purchase price payable on investments in excess mortgage servicing rights	59	3,250
Accrued expenses and other liabilities	421	980
Total Liabilities	480	4,230

Net Assets	244,589	39,756

Results of operations from discontinued operations were as follows:

	Year Ended December 31,
	2012	2011	2010

Interest income	27,508	1,260	—
Interest expense	—	—	—
Net interest income	27,508	1,260	—

Impairment (Reversal)
Impairment of long-lived assets	—	—	260

Other Revenues
Rental income	—	136	427
Total other revenue	—	136	427
Other Income (Loss)
Gain (loss) on settlement of investments, net	—	61	—
Other income (loss)	17,421	367	27
Other income (loss)	17,421	428	27

Expenses
Property operating costs	26	177	295
General and administrative expenses	5,735	1,086	242
	5,761	1,263	537

Income (loss) from discontinued operations	39,168	561	(343)